Earnings/ (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings/ (Loss) Per Share [Abstract]
Net income/(loss)	$ 52,270,487	$ (1,753,533)	$ 1,088,149
Comprehensive income/(loss)	52,270,487	(1,753,533)	1,088,149
Less: Cumulative dividends on Series A Preferred Shares	0	0	(372,022)
Plus: Gain on extinguishment of preferred shares pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	0	0	112,637
Less: Deemed dividend on Series A Preferred Shares	(11,772,157)	0	0
Net income/(loss) attributable to common shareholders	$ 40,498,330	$ (1,753,533)	$ 828,764
Weighted average number of common shares outstanding, basic (in shares)	83,923,435	6,773,519	266,238
Earnings/(Loss) per common share, basic (in dollars per share)	$ 0.48	$ (0.26)	$ 3.11
Plus: Dilutive effect of warrants (in shares)	1,409,293	0	0
Weighted average number of common shares outstanding, diluted (in shares)	85,332,728	6,773,519	266,238
Earnings/(Loss) per common share, diluted (in dollars per share)	$ 0.47	$ (0.26)	$ 3.11